Leases (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Present value of finance lease agreements	R$ 4,300	R$ 4,037
Future financing charges	3,417	3,038
Gross amount of finance lease agreements	7,717	7,075
Later than one year [member]
IfrsStatementLineItems [Line Items]
Present value of finance lease agreements	474	490
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Present value of finance lease agreements	1,800	1,766
Later than five years [member]
IfrsStatementLineItems [Line Items]
Present value of finance lease agreements	R$ 2,026	R$ 1,781